RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN - Investments in operating limited partnerships (Details) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	$ 794,573	$ 1,667,631
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,957,346	4,978,858
Impairment loss in investment in operating limited partnerships	(4,986,236)	(13,575,448)
Less share of loss	(32,927)	(32,927)
Other	2,267,244	6,961,886
Investments in operating limited partnerships - as reported	0	0
Series 20
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 21
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 22
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 23
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 24
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 25
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 26
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 27
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 28
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 29
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	(750,492)	(501,652)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	625,357	575,248
Impairment loss in investment in operating limited partnerships	(286,415)	(286,415)
Less share of loss	(32,927)	(32,927)
Other	444,477	245,746
Investments in operating limited partnerships - as reported	0	0
Series 30
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 31
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 32
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 33
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 34
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	(179,187)	(189,684)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	493,394	520,914
Impairment loss in investment in operating limited partnerships	(833,360)	(833,360)
Less share of loss	0	0
Other	519,153	502,130
Investments in operating limited partnerships - as reported	0	0
Series 35
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 36
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 37
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 38
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 39
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 40
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 41
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	(2,818,038)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	2,818,038
Investments in operating limited partnerships - as reported	0	0
Series 42
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	(360,638)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	360,638
Investments in operating limited partnerships - as reported	0	0
Series 43
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	0
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	0
Less share of loss	0	0
Other	0	0
Investments in operating limited partnerships - as reported	0	0
Series 44
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	1,825,471
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	0
Impairment loss in investment in operating limited partnerships	0	(1,829,754)
Less share of loss	0	0
Other	0	4,283
Investments in operating limited partnerships - as reported	0	0
Series 45
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	0	1,139,910
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	2,048,788
Impairment loss in investment in operating limited partnerships	0	(3,059,043)
Less share of loss	0	0
Other	0	(129,655)
Investments in operating limited partnerships - as reported	0	0
Series 46
RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN
Investments in operating limited partnerships - tax return	1,724,252	2,572,262
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	838,595	1,833,908
Impairment loss in investment in operating limited partnerships	(3,866,461)	(7,566,876)
Less share of loss	0	0
Other	1,303,614	3,160,706
Investments in operating limited partnerships - as reported	$ 0	$ 0